Cash and bank balances	12 Months Ended
Mar. 31, 2025
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and bank balances
15.
Cash and bank balances

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	1	0
Balance with banks
- On current accounts	11,466	15,083	177
- Deposits with original maturity of less than 3 months #	15,555	25,335	297
	27,021	40,419	473

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	50,706	40,099	469
- Remaining maturity of more than twelve months #	2,888	2,433	28
	53,594	42,532	498
Less: amount disclosed under other financial assets (refer Note 11) #	(2,888)	(2,433)	(28)
Total	50,706	40,099	469

Fixed deposits of INR 27,552 (March 31, 2024: INR 27,328) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee etc.

# The bank deposits have an original maturity period of 8 days to 3,563 days (March 31, 2024: 8 days to 3,653 days) and carry an interest rate of 3.25% - 8.10% per annum (March 31, 2024: 3.00% - 8.27% per annum) which is receivable on maturity.